Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
Goodwill
14. Goodwill
The changes in the carrying amount of goodwill are as follows:

	JD Retail	New Businesses	Total
	RMB’000	RMB’000	RMB’000
Balance as of December 31, 2018
Goodwill	6,650,570	2,593,420	9,243,990
Accumulated impairment loss	(6,901)	(2,593,420)	(2,600,321)

	6,643,669	—	6,643,669

Balance as of December 31, 2019
Goodwill	6,650,570	2,593,420	9,243,990
Accumulated impairment loss	(6,901)	(2,593,420)	(2,600,321)

	6,643,669	—	6,643,669

Transaction in 2020
Additions	2,628,228	1,632,512	4,260,740
Balance as of December 31, 2020
Goodwill	9,278,798	4,225,932	13,504,730
Accumulated impairment loss	(6,901)	(2,593,420)	(2,600,321)

	9,271,897	1,632,512	10,904,409

The Group recorded an impairment charge of RMB6,901,000, nil and nil for the years ended December 31, 2018,
2019
and 2020, respectively.